Note 5 - Goodwill and Intangible Assets (Details) - Changes in the Carrying Amount of Goodwill by Segment (USD $) In Thousands, unless otherwise specified			12 Months Ended					12 Months Ended		9 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 Predecessor [Member] Performance Materials [Member]	Oct. 31, 2013 Predecessor [Member] Performance Materials [Member]	Oct. 31, 2013 Predecessor [Member] Graphic Solutions [Member]	Dec. 31, 2012 Predecessor [Member] Graphic Solutions [Member]	Dec. 31, 2011 Predecessor [Member] Graphic Solutions [Member]	Dec. 31, 2012 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2013 Successor [Member] Performance Materials [Member]	Dec. 31, 2013 Successor [Member] Graphic Solutions [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2014 Performance Materials [Member]	Dec. 31, 2013 Performance Materials [Member]	Mar. 31, 2014 Graphic Solutions [Member]	Dec. 31, 2013 Graphic Solutions [Member]
Goodwill [Line Items]
Goodwill Balance	$ 993,217	$ 989,808	$ 446,101	$ 443,316	$ 28,480	$ 28,480	$ 28,480	$ 474,581	$ 471,796				$ 763,654	$ 760,371	$ 229,563	$ 229,437
Goodwill Balance	993,217	989,808	447,752	443,316	28,480	28,480	28,480	476,232	471,796	760,371	229,437	989,808	763,654	760,371	229,563	229,437
Addition from acquisitions			1,940					1,940		761,498	228,660	990,158
Foreign currency translation and other	$ (3,409)		$ (289)	$ (4,436)				$ (289)	$ (4,436)	$ (1,127)	$ 777	$ (350)	$ (3,283)		$ (126)